Summary of Investment in Securities - Current and Noncurrent (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
Debt securities, classified as available-for-sale - current	$ 4,638
Debt securities, classified as available-for-sale - noncurrent	3,514	$ 5,384
Equity securities	21	57
Investment in securities	$ 8,173	$ 5,441